Licenses	12 Months Ended
Dec. 31, 2015
License Agreements [Abstract]
Licenses

7. Licenses

The proprietary rights and technical information covered by various patent and patent applications, which are discussed in more detail below, have been licensed by the Company from third parties, including stockholders. These licenses will continue for the life of the respective patent or until terminated by either party. Certain agreements call for the payment of royalties on product sales over the life of the patents. The term of all agreements is through the useful lives of the licensed patents or for a period of 15 to 20 years for technology rights, for which there are no applicable patent rights.

Bardoxolone Methyl and Antioxidant Inflammation Modulators (AIMs)

In July 2004, the Company entered into an exclusive technology and patent license agreement (the 2004 CDDO License Agreement) with two academic institutions for certain patents and patent applications, known as the CDDO Patents. The Company has the right to sublicense these patents. In the event of a sublicense, the terms of the contract require the Company to pay the licensors sublicense fees based on a percentage of total compensation received that varies depending on the phase of development of a drug candidate as of the time of the sublicense. The Company agreed to pay a royalty on net sales of any products developed as a result of the license, an annual license fee, and various milestone fees, and issued shares of its common stock as consideration for the license.

In January 2009, the Company filed a patent application claiming the use of bardoxolone methyl and related compounds in treating chronic kidney disease, endothelial dysfunction, cardiovascular disease, and related disorders. Several of the original inventors of these compounds at an academic institution were named as co-inventors on this application, along with several company employees. Consequently, the Company and the academic institution are co-owners of this patent application. In December 2009, the Company entered into an agreement with the academic institution (the 2009 Method of Use License Agreement) that provides the Company with an exclusive worldwide license to the academic institution’s rights in these applications and any resulting patents. The Company agreed to pay a limited super-royalty on product sales that occur during the effective term of the original patents (as discussed above), a royalty on product sales that occur after the effective term of the original patents, a sublicense fee, an annual license fee, and various milestone fees.

Other Technologies

In September 2014, the Company entered into two exclusive technology and patent license agreements with the University of Kansas for certain patents and patent applications related to small molecule modulators of heat shock proteins. The Company has the right to sublicense these patents. In the event of a sublicense, the terms of the contract require the Company to pay the licensors sublicense fees based on a percentage of total compensation received that varies depending on the phase of development of a drug candidate as of the time of the sublicense. The Company paid non-refundable license issue fees and agreed to pay royalties on net sales of any products developed as a result of the licenses, annual license fees, various milestone fees, including reimbursement of sunk-in patent expenses, and fees for sponsored research performed by the University of Kansas as consideration for the licenses.

The Company also has various exclusive technology and patent license agreements with private and academic institutions for certain patents and patent applications. The Company has the right to sublicense these patents. The licenses contain provisions for payments to the licensors of sublicense fees based on a percentage of total compensation received by the Company for such sublicenses, that varies depending on the phase of development of a drug candidate as of the time of the sublicenses. The Company agreed to pay royalties on net sales of any products developed as a result of the licenses, annual license fees, and various milestone fees as consideration for the licenses.